Trade receivables, tax receivables and other current assets - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 EUR (€)
Trade receivables, tax receivables and other current assets
CIR receivable	€ 4,900	€ 2,300		€ 5,300
Tax receivables	4,941	2,281		5,352
Prepaid expenses	2,442	3,952		4,656
Increase (decrease) in prepaid expenses	2,200
Increase in short-term deposit accounts		131,600
Short-term deposit accounts	0	131,558		70
Current accrued income	€ 1,574	1,575		€ 1,047
ATM
Trade receivables, tax receivables and other current assets
Prepaid expenses		1,300
Euro Member Countries, Euro | Crdit Agricole bank
Trade receivables, tax receivables and other current assets
Short-term deposit accounts		43,000
Euro Member Countries, Euro | Societe Generale
Trade receivables, tax receivables and other current assets
Short-term deposit accounts		53,000
United States of America, Dollars | Crdit Agricole bank
Trade receivables, tax receivables and other current assets
Short-term deposit accounts		12,400	$ 14.6
United States of America, Dollars | Societe Generale
Trade receivables, tax receivables and other current assets
Short-term deposit accounts		€ 22,500	$ 26.5